Intangible Asset, Net - Schedule of Intangible Asset (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
Less: accumulated amortization	$ (32,000)	$ (8,000)
Intangible asset, net	288,000	312,000
Successor [Member] | Distribution Channel [Member]
Intangible assets, gross	$ 320,000	$ 320,000
Predecessor [Member]
Less: accumulated amortization
Intangible asset, net
Predecessor [Member] | Distribution Channel [Member]
Intangible assets, gross